SUMMARY OF MATERIAL ACCOUNTING POLICIES - Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Adjustments to leases	$ 2,553,000	$ 1,762,000
Low value asset definition, value when new	$ 5,000